CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Cash and cash equivalents	$ 360	$ 527
Accounts receivable, net	3,002	2,118
Accounts receivable from related companies	209	268
Inventories	1,712	1,213
Derivative assets	20	40
Other current assets	426	532
Total current assets	5,729	4,698
Property, plant and equipment	58,220	50,869
Accumulated depreciation and depletion	(7,303)	(5,782)
PROPERTY, PLANT AND EQUIPMENT, net	50,917	45,087
Advances to and investments in unconsolidated affiliates	4,280	5,003
Other non-current assets, net	672	536
Intangible assets, net	4,696	4,421
Goodwill	3,897	5,428
Total assets	70,191	65,173
Current liabilities:
Accounts payable	2,900	1,859
Accounts payable to related companies	43	25
Derivative liabilities	166	63
Accrued and other current liabilities	1,905	2,048
Current maturities of long-term debt	1,189	126
Total current liabilities	6,203	4,121
Long-term debt, less current maturities	31,741	28,553
Long-term notes payable – related company	250	233
Non-current derivative liabilities	76	137
Deferred income taxes	4,394	4,082
Other non-current liabilities	952	968
Series A Preferred Units	33	33
Redeemable noncontrolling interests	15	15
Equity:
General Partner	206	306
Limited Partners:
Common Unitholders (794,803,853 and 758,468,555 units authorized, issued and outstanding as of December 31, 2016 and 2015, respectively)	14,946	17,043
Class E Unitholders (8,853,832 units authorized, issued and outstanding – held by subsidiary)	0	0
Class G Unitholders (90,706,000 units authorized, issued and outstanding – held by subsidiary)	0	0
Class H Unitholders (81,001,069 units authorized, issued and outstanding as of December 31, 2016 and 2015)	3,480	3,469
Class I Unitholders (100 units authorized, issued and outstanding)	2	14
Class K Unitholders (101,525,429 and 0 units authorized, issued and outstanding as of December 31, 2016 and 2015, respectively – held by subsidiary)	0	0
Accumulated other comprehensive income	8	4
Total partners’ capital	18,642	20,836
Noncontrolling interest	7,885	6,195
Total equity	26,527	27,031
Total liabilities and equity	$ 70,191	$ 65,173